Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits
Post-employment benefits	$ 12,423,667	$ 11,481,064
Current	2,022,137	1,929,087
Non-current	10,401,530	9,551,977
Healthcare [Member]
Post-employment benefits
Post-employment benefits	7,193,527	6,908,799
Pension [Member]
Post-employment benefits
Post-employment benefits	2,819,985	2,853,718
Education and severance [Member]
Post-employment benefits
Post-employment benefits	485,792	458,441
Bonds [Member]
Post-employment benefits
Post-employment benefits	342,669	352,917
Other plans [Member]
Post-employment benefits
Post-employment benefits	102,632	98,729
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	713,407	124,186
Post employment and termination benefits [Member]
Post-employment benefits
Post-employment benefits	11,658,012	10,796,790
Other Employment Benefts [Member]
Post-employment benefits
Post-employment benefits	91,575	96,678
Social benefits and salaries [Member]
Post-employment benefits
Post-employment benefits	$ 674,080	$ 587,596